UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |__| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Jacobs Asset Management, L.L.C.

Address:  One Fifth Avenue
          New York, NY 10003


13F File Number: 028-11647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Sy Jacobs
Title:  Managing Member
Phone:  (212) 271-5526


Signature, Place and Date of Signing:

/s/ Sy Jacobs                  New York, NY                  November 16, 2010
---------------------     -----------------------        -----------------------
 [Signature]                   [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  70

Form 13F Information Table Value Total: $389,846
                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number              Name

1.       028-11646                         JAM Partners, LP


                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2010


COLUMN 1                        COLUMN 2          COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6     COLUMN 7     COLUMN 8

                                TITLE             CUSIP       VALUE    SHRS OR    SH/  PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS          NUMBER      (X1000)  PRN AMNT   PRN  CALL  DISCRETION   MGRS    SOLE   SHARED NONE
--------------                  --------          ------      -------  --------   ---  ----  ----------   ----    -----  ------ ----
1ST UTD BANCORP INC FLA         COM               33740N105    3,125     485,928  SH         DEFINED      1         485,928
1ST UTD BANCORP INC FLA         COM               33740N105    2,377     369,612  SH         SOLE         NONE      369,612
ABINGTON BANCORP INC            COM               00350L109    5,400     512,371  SH         DEFINED      1         512,371
ALTISOURCE PORTFOLIO SOLNS S    REG SHS           L0175J104    5,278     169,479  SH         DEFINED      1         169,479
ANWORTH MORTGAGE ASSET CP       COM               037347101    2,069     290,224  SH         DEFINED      1         290,224
AON CORP                        COM               037389103    5,867     150,000  SH         DEFINED      1         150,000
ASPEN INSURANCE HOLDINGS LTD    SHS               G05384105    8,327     275,000  SH         DEFINED      1         275,000
BANCORP INC DEL                 COM               05969A105    1,505     225,000  SH         DEFINED      1         225,000
BANK COMM HLDGS                 COM               06424J103    1,733     450,000  SH         DEFINED      1         450,000
BANK COMM HLDGS                 COM               06424J103    3,164     821,940  SH         SOLE         NONE      821,940
BANNER CORP                     COM               06652V109    8,430   3,903,000  SH         DEFINED      1       3,903,000
BANNER CORP                     COM               06652V109    3,780   1,750,000  SH         SOLE         NONE    1,750,000
BEACON FEDERAL BANCORP INC      COM               073582108    3,617     350,467  SH         DEFINED      1         350,467
BEACON FEDERAL BANCORP INC      COM               073582108    2,735     265,000  SH         SOLE         NONE      265,000
BROOKLYN FEDERAL BANCORP INC    COM               114039100      611     339,522  SH         DEFINED      1         339,522
CAPE BANCORP INC                COM               139209100    7,743   1,018,855  SH         DEFINED      1       1,018,855
CAPE BANCORP INC                COM               139209100    2,170     285,544  SH         SOLE         NONE      285,544
CASH AMER INTL INC              COM               14754D100   18,778     536,500  SH         DEFINED      1         536,500
CATHAY GENERAL BANCORP          COM               149150104    8,879     746,776  SH         DEFINED      1         746,776
CENTER BANCORP INC              COM               151408101    6,780     881,673  SH         DEFINED      1         881,673
CENTURY BANCORP INC MASS        CL A NON VTG      156432106    5,096     213,299  SH         DEFINED      1         213,299
CHICOPEE BANCORP INC            COM               168565109    4,663     413,391  SH         DEFINED      1         413,391
CITIZENS REPUBLIC BANCORP IN    COM               174420109    2,478   2,750,000  SH         DEFINED      1       2,750,000
CLIFTON SVGS BANKCORP INC       COM               18712Q103    4,704     547,000  SH         DEFINED      1         547,000
ESSA BANCORP INC                COM               29667D104    3,890     328,539  SH         DEFINED      1         328,539
FOX CHASE BANCORP               COM               35137T108    6,773     716,000  SH         DEFINED      1         716,000
HARTFORD FINL SVCS GROUP INC    COM               416515104    8,893     387,500  SH         DEFINED      1         387,500
HERITAGE FINL CORP WASH         COM               42725U109    1,472     174,872  SH         SOLE         NONE      174,872
HERITAGE OAKS BANCORP           COM               42724R107    3,039     920,911  SH         DEFINED      1         920,911
HF FINL CORP                    COM               404172108    4,765     454,658  SH         DEFINED      1         454,658
HF FINL CORP                    COM               404172108    2,413     230,254  SH         SOLE         NONE      230,254
HOME BANCORP INC                COM               43689E107    2,657     198,611  SH         DEFINED      1         198,611
HOME BANCORP INC                COM               43689E107    1,573     117,584  SH         SOLE         NONE      117,584
HOME FED BANCORP INC MD         COM               43710G105    4,448     365,500  SH         DEFINED      1         365,500
HOME FED BANCORP INC MD         COM               43710G105      802      65,882  SH         SOLE         NONE       65,882
J P MORGAN CHASE & CO           COM               46625H100   18,079     475,000  SH         DEFINED      1         475,000
LAKE SHORE BANCORP INC          COM               510700107    1,852     230,694  SH         DEFINED      1         230,694
LAKE SHORE BANCORP INC          COM               510700107    1,996     248,596  SH         SOLE         NONE      248,596
LENNAR CORP                     CL B              526057302   15,688   1,273,400  SH         DEFINED      1       1,273,400
LOEWS CORP                      COM               540424108   11,844     312,500  SH         DEFINED      1         312,500
LOUISIANA BANCORP INC NEW       COM               54619P104    3,074     217,735  SH         DEFINED      1         217,735
LOUISIANA BANCORP INC NEW       COM               54619P104    2,264     160,311  SH         SOLE         NONE      160,311
MIDSOUTH BANCORP INC            COM               598039105    5,192     366,892  SH         DEFINED      1         366,892
MIDSOUTH BANCORP INC            COM               598039105    3,381     238,949  SH         SOLE         NONE      238,949
NARA BANCORP INC                COM               63080P105    2,786     395,172  SH         DEFINED      1         395,172
NEWPORT BANCORP INC             COM               651754103    1,577     133,290  SH         DEFINED      1         133,290
NORTH VALLEY BANCORP            COM               66304M105    5,193   3,166,666  SH         SOLE         NONE    3,166,666
NORTHEAST CMNTY BANCORP INC     COM               664112109    3,395     574,510  SH         DEFINED      1         574,510
NORTHEAST CMNTY BANCORP INC     COM               664112109      301      50,894  SH         SOLE         NONE       50,894
NORTHWEST BANCSHARES INC MD     COM               667340103    8,385     750,000  SH         DEFINED      1         750,000
OCEANFIRST FINL CORP            COM               675234108    3,374     275,000  SH         DEFINED      1         275,000
OCWEN FINL CORP                 COM NEW           675746309   17,468   1,722,725  SH         DEFINED      1       1,722,725
OLD NATL BANCORP INC            COM               680033107      340      32,400  SH         DEFINED      1          32,400
OMNIAMERICAN BANCORP INC        COM               68216R107    5,635     500,000  SH         DEFINED      1         500,000
ORIENTAL FINL GROUP INC         COM               68618W100   24,572   1,847,569  SH         DEFINED      1       1,847,569
ORIENTAL FINL GROUP INC         COM               68618W100   10,804     812,400  SH         SOLE         NONE      812,400
ORITANI FINL CORP DEL           COM               68633D103    4,430     443,900  SH         DEFINED      1         443,900
PENNYMAC MTG INVT TR            COM               70931T103    2,839     158,700  SH         DEFINED      1         158,700
PLATINUM UNDERWRITERS HLDGS L   COM               G7127P100   19,584     450,000  SH         DEFINED      1         450,000
POPULAR INC                     COM               733174106    9,137   3,150,856  SH         DEFINED      1       3,150,856
PROSHARES TR                    PSHS ULTSH 20YRS  74347R297    3,984     127,500  SH         DEFINED      1         127,500
PROVIDENT FINL HLDGS INC        COM               743868101    6,042   1,038,136  SH         DEFINED      1       1,038,136
RIVERVIEW BANCORP INC           COM               769397100    3,850   1,944,444  SH         SOLE         NONE    1,944,444
TECHE HLDG CO                   COM               878330109    1,812      58,438  SH         SOLE         NONE       58,438
UNITED FINANCIAL BANCORP INC    COM               91030T109    5,220     386,347  SH         DEFINED      1         386,347
WASHINGTON BKG CO OAK HBR WASH  COM               937303105    6,476     467,237  SH         DEFINED      1         467,237
WASHINGTON BKG CO OAK HBR WASH  COM               937303105    3,078     222,080  SH         SOLE         NONE      222,080
WILLIS LEASE FINANCE CORP       COM               970646105    7,096     705,410  SH         DEFINED      1         705,410
WILLIS LEASE FINANCE CORP       COM               970646105    4,791     476,227  SH         SOLE         NONE      476,227
WILSHIRE BANCORP INC            COM               97186T108    4,273     653,354  SH         DEFINED      1         653,354

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